Partnership Units and Related Matters (Tables)	12 Months Ended
Dec. 31, 2015
Partnership Units and Related Matters [Abstract]
Schedule of Distributions
The following table details the distributions declared and/or paid by the Partnership for the years presented. As a result of the TRC/TRP Merger, which was completed on February 17, 2016, Targa owns all of the outstanding TRP common units.

		Distributions
Three Months Ended	Date Paid	Limited Partners	General Partner				Distributions to Targa Resources Corp.	Distributions per limited partner unit
		Common	Incentive		2%	Total
(In millions, except per unit amounts)
2015
December 31, 2015	February 9, 2016	$152.5	$43.9	(1)	$4.0	$200.4	$61.4	$0.8250
September 30, 2015	November 13, 2015	152.5	43.9	(1)	4.0	200.4	61.4	0.8250
June 30, 2015	August 14, 2015	152.5	43.9	(1)	4.0	200.4	61.4	0.8250
March 31, 2015	May 15, 2015	148.3	41.7	(1)	3.9	193.9	59.0	0.8200

2014
December 31, 2014	February 13, 2015	96.3	38.4		2.7	137.4	51.6	0.8100
September 30, 2014	November 14, 2014	92.3	36.0		2.6	130.9	48.9	0.7975
June 30, 2014	August 14, 2014	89.5	33.7		2.5	125.7	46.3	0.7800
March 31, 2014	May 15, 2014	87.2	31.7		2.4	121.3	44.0	0.7625

2013
December 31, 2013	February 14, 2014	84.0	29.5		2.3	115.8	41.5	0.7475
September 30, 2013	November 14, 2013	79.4	26.9		2.2	108.5	38.6	0.7325
June 30, 2013	August 14, 2013	75.8	24.6		2.0	102.4	35.9	0.7150
March 31, 2013	May 15, 2013	71.7	22.1		1.9	95.7	33.0	0.6975

(1)	Pursuant to the IDR Giveback Amendment in conjunction with the Atlas mergers, IDR’s of $9.375 million were allocated to common unitholders in each of the quarters for 2015. The IDR Giveback Amendment covers sixteen quarterly distribution declarations following the completion of the Atlas mergers on February 27, 2015 and resulted in reallocation of IDR payments to common unitholders in the following amounts: $9.375 million per quarter for 2015. The IDR Giveback will result in reallocation of IDR payments to common unitholders of $6.25 million in the first quarter for 2016.